Events after the Reporting Date - Additional Information (Detail) $ / shares in Units, $ in Millions, ₨ in Billions						1 Months Ended							12 Months Ended	30 Months Ended
	Mar. 23, 2020 USD ($)	Mar. 16, 2020 USD ($) shares	Feb. 12, 2020 USD ($) shares	Feb. 12, 2020 INR (₨) shares	Feb. 12, 2020 R / shares	Apr. 30, 2020 USD ($)	Dec. 31, 2018 USD ($) shares		Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2021 $ / oz oz	Dec. 31, 2022 CLP ($)	Jul. 01, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 USD ($)	[1]	May 24, 2017 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Par value | $ / shares																				$ 0.5
Face amount of borrowings							$ 1,290.0										$ 1,200.0
Average strike rate														836.45
Cash							219.7										515.0
Undrawn borrowing facilities committed							$ 1,097.7	[1]									$ 1,727.6	$ 1,305.1
Fair value hedges [member] | Interest rate caps [member]
Disclosure of non-adjusting events after reporting period [line items]
Strike price of gold | $ / oz													2,200
Currency risk [member]
Disclosure of non-adjusting events after reporting period [line items]
Average strike rate							71.5		70.75	71.82	73.3	75.17
Equity investments [member] | Cardinal Resources Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Asanko Gold Inc. | shares							42,818,182										81,038,233
Forward contract [member] | Fair value hedges [member] | Interest rate caps [member]
Disclosure of non-adjusting events after reporting period [line items]
Strike price of gold | $ / oz													2,100
Forward contract [member] | Currency risk [member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount of borrowings							$ 50.0		$ 60.0	$ 100.0	$ 60.0	$ 96.0
Dividends declared [member]
Disclosure of non-adjusting events after reporting period [line items]
Final dividend declared per share | R / shares					R 1
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of shares			$ 249.0	₨ 3.7
Major ordinary share transactions [member] | Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued during the period | shares			41,431,635	41,431,635
Par value | R / shares					R 90.20
Environmental Impact Assessment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital expenditure						$ 860.0
Expected term of capital expenditure						33 months
Disposal of equity method [member] | Equity investments [member] | Cardinal Resources Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Asanko Gold Inc. | shares		81,038,233
The sale of the shares raised		$ 37.1
Entering into average rate forwards [member] | Forward contract [member] | Currency risk [member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount of borrowings															$ 544.5
Entering into asian puts [member] | Fair value hedges [member]
Disclosure of non-adjusting events after reporting period [line items]
Volume of gold hedged | oz													100,000.00
Entering into asian puts [member] | Forward contract [member] | Fair value hedges [member]
Disclosure of non-adjusting events after reporting period [line items]
Volume of gold hedged | oz													200,000.00
Advances payment to contractor [member] | Mining contractor [member]
Disclosure of non-adjusting events after reporting period [line items]
Advance to suppliers																$ 68.0
Advances paid	$ 62.0
Non Adjusting Event [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash	600.0
Undrawn borrowing facilities committed	$ 1,500.0

[1]	Refer note 42.